Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000129443
Account Value [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Portfolio
Account Value	$ 10,000	$ 17,271	$ 13,890	$ 12,570	$ 13,239	$ 14,065	$ 11,752	$ 9,964	$ 10,418	$ 9,364	$ 8,763
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 10,000	$ 20,397	$ 16,109	$ 14,278	$ 14,384	$ 15,027	$ 12,424	$ 10,527	$ 10,831	$ 9,603	$ 8,912